Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments And Contingencies
Note 8 - Commitments and Contingencies

Collaborative Patent License Agreements

On May 9, 2012, the Company entered into a Collaborative Agreement with the University of Texas at El Paso. Pursuant to the terms of the Agreement, the Company will work jointly with the University to develop a series of research and development programs around its sequential-dialysis technology in the areas of Alzheimer's Disease, Traumatic Brain Injury (TBI), Chronic Pain Syndrome, Fibromyalgia, Multiple Sclerosis, Amyotrophic Lateral Sclerosis (ALS or Lou Gehrig's disease), Blood Sepsis, Cancer, Heart Attacks and Strokes. The programs will utilize the facilities at one or more of the University of Texas' campuses. The Company will pay the University's actual overhead for the projects, plus a negotiated facility and administration overhead expense, and 10% of all gross revenues associated with the sale, license and/or royalties of all products and treatment procedures directly affiliated with programs. Intellectual property jointly invented and developed as a result of the projects will be owned jointly by the University and the Company. The Agreement has an initial term of five (5) years, and is renewable upon mutual agreement of the parties.

On March 4, 2015, we entered into a Patent License Agreement (PLA) with the University of Texas at El Paso (UTEP) regarding our joint research and development of CTLA-4 Blockade with Metronomic Chemotherapy for the Treatment of Breast Cancer. This is the first PLA with UTEP following our Collaborative Agreement with them dated May 9, 2012, and memorializes the joint ownership of the applicable patent and the financial and other terms related thereto.

On June 19, 2015, we entered into Amendment No. 1 to this Agreement, pursuant to which we explicitly included Provisional Patent Application No. 62/161,116 entitled, "Anti-CTLA-4 Blockade" (the "Application") under the definition of "Patent Rights" as set forth in the PLA. The Application was filed with the United States Patent and Trademarks Office on May 13, 2015; the underlying technology was invented by Robert Kirken and Georgialina Rodriguez, and is solely-owned by The Board of Regents of The University of Texas System.

Common Stock Commitments

On July 3, 2015, we entered into a consulting agreement with FBROCCO ASSESSORIA EMPRES ARIAL LTDA ASSESSORIA EMPRESARIAL LTDA, a Brazilian company ("FBROCCO"), pursuant to which FBROCCO will provide certain consulting services to us, which shall include (i) developing a relationship between us and a Brazilian-based entity that is interested in entering into a joint venture where the purpose is to import, market and sell our products in Brazil and other South American countries; and (ii) facilitating a trip for one of our officers to travel to Brazil and meet with the proposed joint venture partner and various governmental officials who have relationships that would be advantageous to the formation and success of the anticipated joint venture.

In addition to a $10,000 payment made in July, we agreed to pay FBROCCO a total of 1,500,000 shares of our common stock if a successful joint venture is formed and generates One Million U.S. Dollars ($1,000,000) in gross revenues by June 23, 2016.

Collaborative Patent License Agreements

On May 9, 2012, the Company entered into a Collaborative Agreement with the University of Texas at El Paso. Pursuant to the terms of the Agreement, the Company will work jointly with the University to develop a series of research and development programs around its sequential-dialysis technology in the areas of Alzheimer's Disease, Traumatic Brain Injury (TBI), Chronic Pain Syndrome, Fibromyalgia, Multiple Sclerosis, Amyotrophic Lateral Sclerosis (ALS or Lou Gehrig's disease), Blood Sepsis, Cancer, Heart Attacks and Strokes. The programs will utilize the facilities at one or more of the University of Texas' campuses. The Company will pay the University's actual overhead for the projects, plus a negotiated facility and administration overhead expense, and 10% of all gross revenues associated with the sale, license and/or royalties of all products and treatment procedures directly affiliated with programs. Intellectual property jointly invented and developed as a result of the projects will be owned jointly by the University and the Company. The Agreement has an initial term of five (5) years, and is renewable upon mutual agreement of the parties.

On March 4, 2015, we entered into a Patent License Agreement (PLA) with the University of Texas at El Paso (UTEP) regarding our joint research and development of CTLA-4 Blockade with Metronomic Chemotherapy for the Treatment of Breast Cancer. This is the first PLA with UTEP following our Collaborative Agreement with them dated May 9, 2012, and memorializes the joint ownership of the applicable patent and the financial and other terms related thereto.

On June 19, 2015, we entered into Amendment No. 1 to this Agreement, pursuant to which we explicitly included Provisional Patent Application No. 62/161,116 entitled, "Anti-CTLA-4 Blockade" (the "Application") under the definition of "Patent Rights" as set forth in the PLA. The Application was filed with the United States Patent and Trademarks Office on May 13, 2015; the underlying technology was invented by Robert Kirken and Georgialina Rodriguez, and is solely-owned by The Board of Regents of The University of Texas System.

Common Stock Commitments

On July 3, 2015, we entered into a consulting agreement with FBROCCO ASSESSORIA EMPRES ARIAL LTDA ASSESSORIA EMPRESARIAL LTDA, a Brazilian company ("FBROCCO"), pursuant to which FBROCCO will provide certain consulting services to us, which shall include (i) developing a relationship between us and a Brazilian-based entity that is interested in entering into a joint venture where the purpose is to import, market and sell our products in Brazil and other South American countries; and (ii) facilitating a trip for one of our officers to travel to Brazil and meet with the proposed joint venture partner and various governmental officials who have relationships that would be advantageous to the formation and success of the anticipated joint venture.

In addition to a $10,000 payment made in July, we agreed to pay FBROCCO a total of 1,500,000 shares of our common stock if a successful joint venture is formed and generates One Million U.S. Dollars ($1,000,000) in gross revenues by June 23, 2016.